GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2020

(unaudited)

COMMON STOCKS — 63.2%
	SHARES	VALUE
Software & Services — 10.5%
Adobe, Inc. (a)	8,785	$3,106,727
Autodesk, Inc. (a)	11,965	2,239,010
Blackbaud, Inc.	20,007	1,105,587
Mastercard, Inc., Class A	23,949	6,585,257
Microsoft Corporation	48,079	8,616,238
PayPal Holdings, Inc. (a)	46,394	5,706,462
salesforce.com, Inc. (a)	13,615	2,204,949
		29,564,230
Pharmaceuticals & Biotechnology — 5.4%
AstraZeneca PLC ADR (b)	69,516	3,634,297
Gilead Sciences, Inc.	29,081	2,442,804
Illumina, Inc. (a)	7,858	2,506,938
IQVIA Holdings, Inc. (a)	15,895	2,266,468
Merck & Company, Inc.	55,816	4,428,441
		15,278,948
Capital Goods — 5.4%
A.O. Smith Corporation	36,108	1,530,257
Deere & Company	8,712	1,263,763
Eaton Corporation PLC	30,012	2,506,002
Illinois Tool Works, Inc.	11,220	1,823,250
Rockwell Automation, Inc.	8,926	1,691,298
Trane Technologies PLC	33,689	2,945,092
Westinghouse Air Brake Technologies Corporation	33,630	1,897,405
Xylem, Inc.	21,084	1,515,940
		15,173,007
Healthcare Equipment & Services — 4.9%
Anthem, Inc.	9,997	2,806,458
Baxter International, Inc.	28,987	2,573,466
CVS Health Corp.	31,621	1,946,272
Medtronic PLC	22,868	2,232,603
Quest Diagnostics, Inc.	17,247	1,899,067

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Stryker Corporation	12,760	$2,378,847
		13,836,713
Media & Entertainment — 4.4%
Alphabet, Inc., Class A (a)	5,733	7,720,631
Facebook, Inc., Class A (a)	13,120	2,685,795
New York Times Company (The), Class A	59,028	1,919,591
		12,326,017
Retailing — 4.3%
Booking Holdings, Inc. (a)	968	1,433,192
Home Depot, Inc. (The)	13,443	2,955,175
Target Corporation	22,417	2,460,041
TJX Companies, Inc. (The)	55,313	2,713,103
Tractor Supply Company	25,106	2,546,501
		12,108,012
Banks — 3.6%
East West Bancorp, Inc.	48,545	1,702,473
First Republic Bank	32,474	3,386,714
KeyCorp	161,925	1,886,426
PNC Financial Services Group, Inc. (The)	29,597	3,157,112
		10,132,725
Technology Hardware & Equipment — 3.4%
Apple, Inc.	25,155	7,390,539
Palo Alto Networks, Inc. (a)	11,443	2,248,664
		9,639,203
Insurance — 2.3%
Aflac, Inc.	56,782	2,114,562
Lincoln National Corporation	46,732	1,657,584

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Insurance — (continued)
Travelers Companies, Inc. (The)	25,349	$2,565,572
		6,337,718
Semiconductors — 2.2%
Analog Devices, Inc.	24,092	2,640,483
ASML Holding NV (b)	8,209	2,367,722
Xilinx, Inc.	13,861	1,211,451
		6,219,656
Materials — 2.2%
Ball Corporation	38,017	2,493,535
Ingevity Corporation (a)	43,897	2,279,132
International Flavors & Fragrances, Inc.	9,475	1,241,510
		6,014,177
Renewable Energy & Energy Efficiency — 2.2%
First Solar, Inc. (a)	46,905	2,064,289
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	86,805	2,429,672
Ormat Technologies, Inc.	24,340	1,519,059
		6,013,020
Real Estate — 1.9%
American Tower Corporation	10,311	2,454,018
AvalonBay Communities, Inc.	10,785	1,757,416
Boston Properties, Inc.	12,467	1,211,543
		5,422,977
Food & Staples Retailing — 1.9%
Costco Wholesale Corporation	10,528	3,189,984
Sysco Corporation	36,213	2,037,706
		5,227,690
Food & Beverage — 1.8%
McCormick & Company, Inc.	14,991	2,351,188

	SHARES	VALUE
Food & Beverage — (continued)
Unilever NV (b)	56,418	$2,788,178
		5,139,366
Consumer Durables & Apparel — 1.4%
NIKE, Inc., Class B	24,970	2,176,885
VF Corporation	29,891	1,736,667
		3,913,552
Diversified Financials — 1.2%
Bank of New York Mellon Corporation (The)	48,207	1,809,691
Charles Schwab Corporation (The)	38,304	1,444,827
		3,254,518
Telecommunication Services — 1.1%
Verizon Communications, Inc.	55,645	3,196,805
Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	9,336	944,056

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Transportation — (continued)
United Parcel Service, Inc., Class B	14,085	$1,333,286
		2,277,342
Household & Personal Products — 0.7%
Procter & Gamble Company (The)	17,374	2,047,873
Utilities — 0.7%
American Water Works Company, Inc.	15,570	1,894,713
Consumer Services — 0.6%
Starbucks Corporation	21,537	1,652,534
Automobiles & Components — 0.3%
BorgWarner, Inc.	29,100	831,387
Total Common Stocks
(Cost $130,249,379)		177,502,183

	PRINCIPAL AMOUNT
BONDS & NOTES — 32.1%
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency — 17.8%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	3,169,812
Apple, Inc. 3.00%, due 6/20/27 (c)	1,000,000	1,108,422
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	1,074,951
BlueHub Loan Fund, Inc. 2.89%, due 1/1/27	2,000,000	2,126,814
Boston Properties LP 4.50%, due 12/1/28 (c)	3,000,000	3,387,741
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	673,770

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency — (continued)
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	$2,000,000	$2,101,480
Digital Realty Trust LP 3.95%, due 7/1/22 (c)	2,000,000	2,061,634
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,178,208
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	544,800
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	2,151,852
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	544,384
Kommunalbanken AS 1.375%, due 10/26/20 (b)(d)	2,000,000	2,009,138
Korea Development Bank (The) 2.098% (3-Month USD Libor+72.5 basis points), due 7/6/22 (b)(e)	1,250,000	1,244,166
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	1,026,602
National Australia Bank Ltd. 3.625%, due 6/20/23 (b)	2,000,000	2,139,570
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	1,000,000	1,092,258
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,538,892
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	2,028,176
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	2,116,620
Starbucks Corporation 2.45%, due 6/15/26 (c)	3,000,000	3,089,010

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency — (continued)
Sumitomo Mitsui Banking Corporation 2.45%, due 10/20/20 (b)	$2,000,000	$2,010,650
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,503,951
United States International Development Finance Corporation 3.28%, due 9/15/29	727,891	798,447
United States International Development Finance Corporation 3.05%, due 6/15/35	1,460,400	1,615,597
United States International Development Finance Corporation 2.58%, due 7/15/38	3,000,000	3,246,174
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,000,000	3,464,784
		50,047,903
U.S. Government Agencies — 5.0%
Federal Farm Credit Banks Funding Corporation 1.80%, due 6/15/20	200,000	200,427
Federal Farm Credit Banks Funding Corporation 1.625%, due 9/17/21	3,000,000	3,055,971
Federal Farm Credit Banks Funding Corporation 2.26%, due 11/13/24	500,000	536,122
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	3,167,730
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	3,369,159
Federal Home Loan Banks 1.875%, due 12/9/22	3,000,000	3,124,209

	PRINCIPAL AMOUNT	VALUE
U.S. Government Agencies — (continued)
United States International Development Finance Corporation 3.33%, due 5/15/33	$230,260	$255,870
United States International Development Finance Corporation 3.43%, due 6/1/33	219,869	250,719
		13,960,207
Community Development Financial Institutions — 3.2%
Capital Impact Partners 2.60%, due 12/15/22	2,000,000	2,058,884
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	3,233,772
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	2,076,158
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,547,678
		8,916,492
Software & Services — 2.4%
Adobe, Inc. 3.25%, due 2/1/25 (c)	3,000,000	3,301,722
salesforce.com, Inc. 3.70%, due 4/11/28 (c)	3,000,000	3,427,362
		6,729,084
Diversified Financials — 1.1%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21 (c)	1,000,000	1,032,735

4

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Diversified Financials — (continued)
State Street Corporation 3.10%, due 5/15/23	$2,000,000	$2,094,572
		3,127,307
Banks — 0.9%
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,552,762
JPMorgan Chase & Company 4.40%, due 7/22/20	1,000,000	1,007,114
		2,559,876
Capital Goods — 0.8%
Ingersoll-Rand Luxembourg Finance SA 3.80%+, due 3/21/29 (b)(c)	2,000,000	2,173,198
Real Estate — 0.4%
Healthpeak Properties Inc 3.875%+, due 8/15/24 (c)	1,000,000	1,030,439
Media & Entertainment — 0.3%
Oracle Corporation 2.50%+, due 5/15/22 (c)	1,000,000	1,029,594
Healthy Living — 0.2%
Whole Foods Market, Inc. 5.20%+, due 12/3/25 (c)(d)	500,000	587,211
Total Bonds & Notes
(Cost $85,238,951)		90,161,311

	PRINCIPAL AMOUNT	VALUE
Healthy Living — (continued)
SHORT-TERM INVESTMENTS — 4.5%
UMB Money Market Fiduciary Account, 0.01% (f) (Cost $12,770,252)		$12,770,252
Total Short-term Investments
(Cost $12,770,252)		12,770,252
TOTAL INVESTMENTS — 99.8%
(Cost $228,258,582)		280,433,746
Other Assets Less Liabilities — 0.2%		448,922
NET ASSETS — 100.0%		$280,882,668

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,688,607.
(e)	Floating rate bond. Rate shown is currently in effect at April 30, 2020.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2020

(unaudited)

COMMON STOCKS — 99.5%
	SHARES	VALUE
Software & Services — 22.9%
Accenture PLC, Class A (a)	15,890	$2,942,669
Adobe, Inc. (b)	12,116	4,284,702
ANSYS, Inc. (b)	2,108	551,938
Autodesk, Inc. (b)	5,498	1,028,841
Automatic Data Processing, Inc.	10,829	1,588,506
Cadence Design Systems, Inc. (b)	7,026	570,019
Citrix Systems, Inc.	3,260	472,733
Cognizant Technology Solutions Corporation, Class A	13,708	795,338
Fortinet, Inc. (b)	3,640	392,174
International Business Machines Corporation	22,166	2,783,163
Intuit, Inc.	6,516	1,758,082
Mastercard, Inc., Class A	22,466	6,177,476
Microsoft Corporation	181,401	32,508,873
NortonLifeLock, Inc.	15,620	332,237
Oracle Corporation	57,513	3,046,464
salesforce.com, Inc. (b)	20,855	3,377,467
ServiceNow, Inc. (b)	4,722	1,659,972
Teradata Corporation (b)	2,864	70,426
Visa, Inc., Class A	42,859	7,659,760
VMware, Inc., Class A (b)	2,048	269,353
Western Union Company (The)	10,498	200,197
Workday, Inc., Class A (b)	4,109	632,375
		73,102,765
Media & Entertainment — 12.2%
Alphabet, Inc., Class A (b)	7,500	10,100,250
Alphabet, Inc., Class C (b)	7,739	10,437,280
Discovery, Inc., Class A (b)	4,018	90,084
Discovery, Inc., Class C (b)	8,980	183,282
Facebook, Inc., Class A (b)	60,238	12,331,321
John Wiley & Sons, Inc., Class A	1,161	43,596
Liberty Global PLC, Class A (a)(b)	4,137	80,340
Liberty Global PLC, Series C (a)(b)	10,442	191,193
New York Times Company (The), Class A	3,745	121,787
Omnicom Group, Inc.	5,467	311,783
Scholastic Corporation	689	20,029

	SHARES	VALUE
Media & Entertainment — (continued)
Walt Disney Company (The)	45,114	$4,879,079
		38,790,024
Pharmaceuticals & Biotechnology — 7.9%
AbbVie, Inc.	37,020	3,043,044
Agilent Technologies, Inc.	7,750	594,115
Amgen, Inc.	14,873	3,557,919
Biogen, Inc. (b)	4,517	1,340,781
BioMarin Pharmaceutical, Inc. (b)	4,500	414,090
Bio-Techne Corporation	947	213,075
Bristol-Myers Squibb Company	58,684	3,568,574
Gilead Sciences, Inc.	31,667	2,660,028
IQVIA Holdings, Inc. (b)	4,131	589,039
Jazz Pharmaceuticals PLC (a)(b)	1,413	155,783
Merck & Company, Inc.	63,728	5,056,180
Mettler-Toledo International, Inc. (b)	610	439,163
Vertex Pharmaceuticals, Inc. (b)	6,439	1,617,477
Waters Corporation (b)	1,615	302,005
Zoetis, Inc.	11,925	1,542,022
		25,093,295
Semiconductors — 5.9%
Advanced Micro Devices, Inc. (b)	26,481	1,387,340
Analog Devices, Inc.	9,219	1,010,402
Applied Materials, Inc.	23,122	1,148,701
Intel Corporation	108,879	6,530,562
Lam Research Corporation	3,631	926,922
Microchip Technology, Inc.	5,986	525,152
NVIDIA Corporation	14,553	4,253,551
Skyworks Solutions, Inc.	4,267	443,256
Texas Instruments, Inc.	23,394	2,715,341
		18,941,227
Capital Goods — 5.2%
3M Company	14,394	2,186,737
A.O. Smith Corporation	3,438	145,702
AGCO Corporation	1,630	86,129
Air Lease Corporation, Class A	2,626	68,670

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Capital Goods — (continued)
Allegion PLC (a)	2,324	$233,655
Applied Industrial Technologies, Inc.	928	48,618
Builders FirstSource, Inc. (b)	2,894	53,105
Caterpillar, Inc.	13,834	1,610,001
Cummins, Inc.	3,644	595,794
Deere & Company	7,488	1,086,209
Dover Corporation	3,646	341,448
Eaton Corporation PLC	10,356	864,726
EMCOR Group, Inc.	1,380	87,671
Fastenal Company	14,362	520,192
Flowserve Corporation	3,223	90,792
Fortive Corporation	7,573	484,672
Fortune Brands Home & Security, Inc.	3,492	168,314
Graco, Inc.	4,167	186,098
Granite Construction, Inc.	1,102	18,117
H&E Equipment Services, Inc.	741	12,049
HD Supply Holdings, Inc. (b)	4,193	124,448
Illinois Tool Works, Inc.	8,044	1,307,150
Lennox International, Inc.	864	161,292
Lincoln Electric Holdings, Inc.	1,464	117,867
Masco Corporation	7,089	290,933
Meritor, Inc. (b)	1,757	36,019
Middleby Corporation (The) (b)	1,383	76,936
Owens Corning	2,747	119,110
PACCAR, Inc.	8,658	599,393
Parker-Hannifin Corporation	3,220	509,146
Quanta Services, Inc.	3,584	130,314
Rockwell Automation, Inc.	2,897	548,924
Roper Technologies, Inc.	2,605	888,383
Sensata Technologies Holding NV (b)	4,008	145,811
Snap-on, Inc.	1,373	178,888
Spirit AeroSystems Holdings, Inc., Class A	2,508	55,577
Stanley Black & Decker, Inc.	3,809	419,752
Tennant Company	408	24,141
Timken Company (The)	1,739	65,352
Trane Technologies PLC (a)	5,998	524,345
United Rentals, Inc. (b)	1,884	242,094
W.W. Grainger, Inc.	1,147	316,090
WABCO Holdings, Inc. (b)	1,276	171,469

	SHARES	VALUE
Capital Goods — (continued)
Westinghouse Air Brake Technologies Corporation	4,553	$256,880
Xylem, Inc.	4,515	324,629
		16,523,642
Food & Beverage — 4.8%
Archer-Daniels-Midland Company	13,959	518,437
Bunge Ltd.	3,569	141,582
Campbell Soup Company	4,153	207,567
Coca-Cola Company (The)	101,885	4,675,503
Darling Ingredients, Inc. (b)	4,034	83,060
General Mills, Inc.	15,130	906,136
Hormel Foods Corporation	7,355	344,582
Ingredion, Inc.	1,663	135,035
JM Smucker Company (The)	2,857	328,298
Kellogg Company	6,408	419,724
Kraft Heinz Company (The)	16,818	510,090
Lamb Weston Holdings, Inc.	3,660	224,577
McCormick & Company, Inc.	3,096	485,577
Mondelez International, Inc., Class A	36,042	1,854,000
PepsiCo, Inc.	34,899	4,616,789
		15,450,957
Diversified Financials — 4.4%
Ally Financial, Inc.	9,545	156,443
American Express Company	17,407	1,588,389
Ameriprise Financial, Inc.	3,178	365,279
Bank of New York Mellon Corporation (The)	20,775	779,893
BlackRock, Inc.	2,897	1,454,410
Charles Schwab Corporation (The)	28,887	1,089,618
CME Group, Inc.	8,970	1,598,544
E*TRADE Financial Corporation	5,658	229,771
Equitable Holdings, Inc.	10,513	192,598
FactSet Research Systems, Inc.	945	259,875
Franklin Resources, Inc.	7,524	141,752
Intercontinental Exchange, Inc.	13,934	1,246,396
Invesco Ltd.	9,782	84,321
Legg Mason, Inc.	2,191	109,178

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Diversified Financials — (continued)
Moody’s Corporation	4,251	$1,036,819
Northern Trust Corporation	5,039	398,887
S&P Global, Inc.	6,114	1,790,668
State Street Corporation	9,103	573,853
T. Rowe Price Group, Inc.	5,847	676,089
TD Ameritrade Holding Corporation	6,740	264,680
Voya Financial, Inc.	3,387	152,991
		14,190,454
Healthcare Equipment & Services — 4.2%
ABIOMED, Inc. (b)	1,132	216,495
Align Technology, Inc. (b)	1,878	403,488
AmerisourceBergen Corporation	3,869	346,895
Becton, Dickinson and Company	6,769	1,709,376
Cardinal Health, Inc.	7,340	363,183
Centene Corporation (b)	14,613	972,933
Cerner Corporation	7,865	545,752
Cigna Corporation	9,343	1,829,172
Cooper Cos., Inc. (The)	1,242	356,081
DENTSPLY SIRONA, Inc.	5,563	236,094
Edwards Lifesciences Corporation (b)	5,222	1,135,785
HCA Healthcare, Inc.	6,791	746,195
Henry Schein, Inc. (b)	3,684	200,999
Hologic, Inc. (b)	6,719	336,622
Humana, Inc.	3,313	1,264,970
IDEXX Laboratories, Inc. (b)	2,148	596,285
Laboratory Corporation of America Holdings (b)	2,437	400,765
MEDNAX, Inc. (b)	2,055	29,839
Patterson Companies, Inc.	2,040	37,291
Quest Diagnostics, Inc.	3,384	372,612
ResMed, Inc.	3,600	559,152
Select Medical Holdings Corporation (b)	2,930	50,015
Varian Medical Systems, Inc. (b)	2,270	259,643

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
West Pharmaceutical Services, Inc.	1,856	$351,267
		13,320,909
Retailing — 3.8%
AutoNation, Inc. (b)	1,309	48,747
Best Buy Company, Inc.	5,951	456,620
Booking Holdings, Inc. (b)	1,048	1,551,637
Buckle, Inc. (The)	756	11,574
Caleres, Inc.	934	7,575
CarMax, Inc. (b)	4,106	302,407
Foot Locker, Inc.	2,729	69,944
GameStop Corporation, Class A	2,386	13,672
Gap, Inc. (The)	5,453	44,278
Home Depot, Inc. (The)	27,311	6,003,777
Kohl’s Corporation	3,883	71,680
LKQ Corporation (b)	7,731	202,166
Lowe’s Companies, Inc.	19,240	2,015,390
Nordstrom, Inc.	2,621	49,222
Office Depot, Inc.	13,228	29,366
Pool Corporation	1,007	213,142
Signet Jewelers Ltd.	1,194	12,012
Tiffany & Company	2,705	342,183
Tractor Supply Company	2,948	299,016
Ulta Beauty, Inc. (b)	1,395	303,998
		12,048,406
Real Estate — 3.7%
American Tower Corporation	11,086	2,638,468
AvalonBay Communities, Inc.	3,495	569,510
Boston Properties, Inc.	3,872	376,281
CBRE Group, Inc., Class A (b)	7,971	342,195
Corporate Office Properties Trust	2,849	75,271
Digital Realty Trust, Inc.	6,579	983,495
Duke Realty Corporation	9,216	319,795
Equinix, Inc.	2,134	1,440,877
Equity Residential	9,288	604,277
Federal Realty Investment Trust	1,896	157,880
Healthpeak Properties, Inc.	12,405	324,267
Host Hotels & Resorts, Inc.	17,976	221,285
Iron Mountain, Inc.	7,191	173,878
Jones Lang LaSalle, Inc.	1,293	136,515
Macerich Company (The)	2,698	20,154

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Real Estate — (continued)
PotlatchDeltic Corporation	1,729	$60,705
Prologis, Inc.	18,454	1,646,650
Realogy Holdings Corporation	2,621	11,375
SBA Communications Corporation, Class A	2,818	816,995
Simon Property Group, Inc.	7,685	513,127
UDR, Inc.	7,360	275,779
Vornado Realty Trust	4,306	188,689
		11,897,468
Household & Personal Products — 3.6%
Clorox Company (The)	3,142	585,794
Colgate-Palmolive Company	20,384	1,432,384
Estee Lauder Cos., Inc. (The), Class A	5,572	982,901
Kimberly-Clark Corporation	8,583	1,188,574
Procter & Gamble Company (The)	62,414	7,356,738
		11,546,391
Materials — 3.2%
Air Products & Chemicals, Inc.	5,515	1,244,074
Albemarle Corporation	2,660	163,404
Amcor PLC (a)	40,640	364,541
Avery Dennison Corporation	2,083	229,942
Axalta Coating Systems Ltd. (b)	5,337	105,352
Ball Corporation	7,774	509,897
Compass Minerals International, Inc.	813	39,967
Domtar Corporation	1,420	33,171
Ecolab, Inc.	6,491	1,256,008
H.B. Fuller Company	1,275	46,907
International Flavors & Fragrances, Inc.	2,525	330,851
Linde PLC (a)	13,442	2,473,194
Minerals Technologies, Inc.	924	40,693
Mosaic Company (The)	9,105	104,799
Newmont Corporation	20,526	1,220,886
PPG Industries, Inc.	5,921	537,804
Schnitzer Steel Industries, Inc., Class A	746	11,608
Sealed Air Corporation	3,907	111,701

	SHARES	VALUE
Materials — (continued)
Sherwin-Williams Company (The)	2,079	$1,115,113
Sonoco Products Company	2,520	123,077
		10,062,989
Technology Hardware & Equipment — 2.7%
Cisco Systems, Inc.	106,179	4,499,866
Cognex Corporation	4,242	234,328
CommScope Holding Company, Inc. (b)	4,991	54,951
Corning, Inc.	19,283	424,419
Dell Technologies, Inc., Class C (b)	4,065	173,535
F5 Networks, Inc. (b)	1,511	210,422
Flex Ltd. (b)	12,822	125,143
Hewlett Packard Enterprise Company	32,457	326,517
HP, Inc.	37,104	575,483
Keysight Technologies, Inc. (b)	4,697	454,529
Motorola Solutions, Inc.	4,289	616,801
Plantronics, Inc.	821	11,592
TE Connectivity Ltd. (a)	8,378	615,448
Trimble, Inc. (b)	6,246	216,299
Xerox Corporation	4,929	90,151
		8,629,484
Consumer Services — 2.6%
Aramark	6,265	171,097
Choice Hotels International, Inc.	893	67,020
Darden Restaurants, Inc.	3,220	237,604
Domino’s Pizza, Inc.	973	352,158
Hilton Worldwide Holdings, Inc.	6,710	508,014
Jack in the Box, Inc.	523	31,537
Marriott International, Inc., Class A	6,959	632,851
McDonald’s Corporation	18,845	3,534,568
Royal Caribbean Cruises Ltd.	4,471	209,109
Starbucks Corporation	29,560	2,268,139

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Consumer Services — (continued)
Vail Resorts, Inc.	1,011	$172,881
		8,184,978
Insurance — 2.4%
Allstate Corporation (The)	8,103	824,237
Arthur J. Gallagher & Company	4,670	366,595
Chubb Ltd. (a)	11,342	1,225,049
Hartford Financial Services Group, Inc. (The)	9,029	343,012
Lincoln National Corporation	4,980	176,641
Loews Corporation	6,723	233,019
Marsh & McLennan Companies, Inc.	12,626	1,228,889
Principal Financial Group, Inc.	6,994	254,651
Progressive Corporation (The)	14,630	1,130,899
Prudential Financial, Inc.	10,083	628,877
Travelers Companies, Inc. (The)	6,462	654,019
Willis Towers Watson PLC (a)	3,216	573,381
		7,639,269
Transportation — 2.2%
AMERCO	225	63,029
ArcBest Corporation	542	11,041
Avis Budget Group, Inc. (b)	1,595	26,286
C.H. Robinson Worldwide, Inc.	3,396	240,777
CSX Corporation	18,499	1,225,189
Delta Air Lines, Inc.	4,086	105,868
Echo Global Logistics, Inc. (b)	579	10,150
Expeditors International of Washington, Inc.	4,278	306,326
Hertz Global Holdings, Inc. (b)	2,221	8,973
Kansas City Southern	2,486	324,547
Ryder System, Inc.	1,311	46,409
Southwest Airlines Company	3,321	103,781
Union Pacific Corporation	17,378	2,776,831
United Parcel Service, Inc., Class B	17,541	1,660,431
		6,909,638
Telecommunication Services — 1.9%
CenturyLink, Inc.	24,516	260,360

	SHARES	VALUE
Telecommunication Services — (continued)
Verizon Communications, Inc.	103,544	$5,948,603
		6,208,963
Banks — 1.7%
Bank of Hawaii Corporation	987	67,294
Cathay General Bancorp	1,816	50,703
CIT Group, Inc.	2,279	43,255
Citizens Financial Group, Inc.	10,798	241,767
Comerica, Inc.	3,678	128,215
First Republic Bank	4,216	439,687
Heartland Financial USA, Inc.	765	25,987
International Bancshares Corporation	1,321	38,296
KeyCorp	24,842	289,409
M&T Bank Corporation	3,152	353,276
New York Community Bancorp, Inc.	11,748	127,583
Old National Bancorp	3,691	52,302
People’s United Financial, Inc.	11,198	142,103
PNC Financial Services Group, Inc. (The)	10,988	1,172,090
Regions Financial Corporation	24,332	261,569
Signature Bank	1,369	146,729
SVB Financial Group (b)	1,293	249,769
Truist Financial Corporation	33,613	1,254,437
Umpqua Holdings Corporation	5,349	66,996
Zions Bancorp NA	4,335	137,029
		5,288,496
Consumer Durables & Apparel — 1.5%
Callaway Golf Company	2,170	31,075
Capri Holdings Ltd. (a)(b)	3,709	56,562
Columbia Sportswear Company	761	55,469
Deckers Outdoor Corporation (b)	688	102,347
Ethan Allen Interiors, Inc.	540	6,108
Garmin Ltd. (a)	3,313	268,883
Hanesbrands, Inc.	8,891	88,377
Hasbro, Inc.	3,271	236,199
La-Z-Boy, Inc.	1,083	25,396
Mattel, Inc. (b)	8,813	76,849
Meritage Homes Corporation (b)	910	47,830

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Mohawk Industries, Inc. (b)	1,532	$134,387
Newell Brands, Inc.	10,037	139,314
NIKE, Inc., Class B	31,202	2,720,190
PVH Corporation	1,870	92,060
Tupperware Brands Corporation	1,119	3,603
Under Armour, Inc., Class A (b)	4,726	49,245
Under Armour, Inc., Class C (b)	4,653	43,133
VF Corporation	8,511	494,489
Whirlpool Corporation	1,595	178,225
Wolverine World Wide, Inc.	1,989	40,755
		4,890,496
Renewable Energy & Energy Efficiency — 1.1%
Acuity Brands, Inc.	1,002	86,763
Itron, Inc. (b)	880	61,442
Johnson Controls International, PLC	19,315	562,260
Ormat Technologies, Inc.	940	58,665
Tesla, Inc. (b)	3,384	2,645,882
		3,415,012
Commercial & Professional Services — 0.7%
ACCO Brands Corporation	2,208	16,339
ASGN, Inc. (b)	1,354	62,893
Copart, Inc. (b)	5,238	419,616
Deluxe Corporation	1,015	28,593
Exponent, Inc.	1,309	92,062
Heidrick & Struggles International, Inc.	506	11,355
HNI Corporation	1,054	25,654
ICF International, Inc.	444	32,652
IHS Markit, Ltd. (a)	9,534	641,638
Interface, Inc.	1,437	13,278
Kelly Services, Inc., Class A	787	12,159
Knoll, Inc.	1,272	14,832
ManpowerGroup, Inc.	1,491	110,692
R.R. Donnelley & Sons Company	1,494	2,555
Resources Connection, Inc.	605	6,582
Robert Half International, Inc.	2,921	138,076
Steelcase, Inc., Class A	2,218	24,287
Team, Inc. (b)	585	3,609
Tetra Tech, Inc.	1,380	103,886

	SHARES	VALUE
Commercial & Professional Services — (continued)
TransUnion	4,716	$371,574
TrueBlue, Inc. (b)	978	15,188
		2,147,520
Food & Staples Retailing — 0.4%
Kroger Co. (The)	20,076	634,602
Sysco Corporation	12,139	683,062
		1,317,664
Automobiles & Components — 0.3%
Aptiv PLC (a)	6,395	444,772
Autoliv, Inc. (a)	2,090	125,442
BorgWarner, Inc.	5,182	148,050
Harley-Davidson, Inc.	3,929	85,770
		804,034
Utilities — 0.2%
American Water Works Company, Inc.	4,524	550,526
Essential Utilities, Inc.	5,390	225,248
		775,774
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,286	59,070
United Natural Foods, Inc. (b)	1,194	12,704
		71,774
Total Common Stocks
(Cost $200,724,719)		317,251,629

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Healthy Living — (continued)
SHORT-TERM INVESTMENTS — 0.3%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $861,058)		$861,058
Total Short-term Investments
(Cost $861,058)		861,058
TOTAL INVESTMENTS — 99.8%
(Cost $201,585,777)		318,112,687
Other Assets Less Liabilities — 0.2%		685,654
NET ASSETS — 100.0%		$318,798,341

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2020

(unaudited)

COMMON STOCKS — 98.1%
	SHARES	VALUE
Japan — 21.9%
Aeon Company, Ltd.	13,500	$271,776
Ajinomoto Company, Inc.	9,300	165,640
Asahi Kasei Corporation	26,400	187,294
Astellas Pharma, Inc.	39,400	651,642
Benesse Holdings, Inc.	1,400	39,868
Daifuku Co., Ltd.	2,100	146,960
Daikin Industries Ltd.	5,200	667,321
Daiwa House Industry Company, Ltd.	11,900	301,550
Denso Corporation	9,200	323,396
Eisai Company, Ltd.	5,300	369,998
Fujitsu Ltd.	4,100	398,309
Hankyu Hanshin Holdings, Inc.	4,900	167,643
Hirose Electric Company Ltd.	700	76,858
Hitachi Metals Ltd.	4,500	43,361
Honda Motor Company, Ltd.	34,100	828,090
Kansai Paint Company Ltd.	3,500	66,481
Kao Corp.	10,100	778,875
KDDI Corp.	37,200	1,077,472
Keio Corporation	2,100	118,792
Kikkoman Corporation	3,000	137,850
Komatsu Ltd.	19,200	363,282
Konica Minolta, Inc.	10,700	41,405
Kubota Corporation	22,000	273,211
Kyushu Railway Company	3,500	94,161
Murata Manufacturing Company, Ltd.	12,000	676,164
Nabtesco Corporation	2,400	68,677
NGK Insulators Ltd.	5,200	68,031
Nikon Corporation	6,400	59,532
Nintendo Company, Ltd.	2,300	949,726
Nippon Express Company, Ltd.	1,700	83,032
Nissin Foods Holdings Company Ltd.	1,300	106,864
Nitto Denko Corporation	3,300	164,846
NTT DOCOMO, Inc.	28,000	825,194
Obayashi Corporation	13,200	115,376
Omron Corporation	4,000	234,941
Panasonic Corporation	46,700	355,994
Rakuten, Inc.	18,500	156,866
Sekisui Chemical Company, Ltd.	7,300	92,521
Sekisui House Ltd.	12,900	221,296
Shimizu Corporation	12,800	98,305

	SHARES	VALUE
Japan — (continued)
Sohgo Security Services Company Ltd.	1,500	$71,553
Sompo Holdings, Inc.	7,000	227,049
Sony Corporation	26,700	1,718,255
Stanley Electric Company Ltd.	2,700	61,518
Sumitomo Chemical Company, Ltd.	32,500	99,684
Sumitomo Metal Mining Company, Ltd.	5,000	124,615
Sumitomo Mitsui Trust Holdings, Inc.	6,900	200,905
Suntory Beverage & Food Ltd.	2,800	105,443
Teijin Ltd.	3,700	59,007
Tokyo Electron Ltd.	3,300	702,837
Tokyu Corp.	10,700	161,056
Toray Industries, Inc.	29,500	135,249
Toyo Suisan Kaisha Ltd.	1,800	86,556
Yamaha Corporation	3,000	121,096
Yaskawa Electric Corporation	5,200	169,544
Yokogawa Electric Corporation	4,800	65,426
		15,978,393
Germany — 12.3%
adidas AG	3,763	861,505
Allianz SE	8,754	1,611,071
Beiersdorf AG	2,120	221,821
Deutsche Boerse AG	3,971	615,680
Henkel AG & Company KGaA	2,095	163,318
Henkel AG & Company KGaA (a)	3,788	336,336
Merck KGaA	2,737	317,664
METRO AG	4,286	37,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,043	666,516
SAP SE	20,616	2,455,606
Sartorius AG (a)	744	209,028
Siemens AG	16,051	1,481,292
		8,977,287
Switzerland — 9.7%
Alcon, Inc. (b)	8,679	458,028

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Switzerland — (continued)
Coca-Cola HBC AG	4,100	$103,884
Givaudan SA	193	647,150
Kuehne + Nagel International AG	1,144	163,632
Lonza Group AG	1,574	687,276
Roche Holding AG	11,994	4,153,275
Swiss Re AG	6,145	446,512
Swisscom AG	549	285,241
Vifor Pharma AG	966	144,916
		7,089,914
France — 9.1%
AXA SA	40,223	715,053
Casino Guichard Perrachon SA	1,145	42,981
Cie Generale des Etablissements Michelin SCA	3,560	343,984
CNP Assurances (b)	3,665	37,812
Danone SA	13,005	906,444
EssilorLuxottica SA	5,917	735,063
Gecina SA	980	128,591
JCDecaux SA	1,831	37,902
L’Oreal SA	5,277	1,534,298
Natixis SA	18,850	44,503
Orange SA	41,629	505,771
Schneider Electric SE	11,613	1,073,224
Teleperformance	1,232	275,990
Unibail-Rodamco-Westfield	2,896	171,483
Valeo SA	4,944	113,335
		6,666,434
Australia — 7.8%
ASX Ltd.	4,054	213,745
BlueScope Steel Ltd.	10,191	66,514
Boral Ltd.	27,526	53,495
Brambles Ltd.	32,471	232,083
Coca-Cola Amatil Ltd.	9,987	55,602
Coles Group Ltd.	28,341	284,193
CSL Ltd.	9,519	1,897,355
Dexus	23,602	140,106
Goodman Group	34,244	291,659
GPT Group (The)	39,719	109,156
Insurance Australia Group Ltd.	49,204	183,837

	SHARES	VALUE
Australia — (continued)
Lendlease Group	11,700	$93,198
Mirvac Group	80,322	116,714
Newcrest Mining Ltd.	16,034	287,747
Orica Ltd.	8,820	102,210
SEEK Ltd.	6,839	76,351
Stockland	49,216	91,386
Sydney Airport	23,734	96,676
Transurban Group	57,145	509,423
Westpac Banking Corporation	74,509	775,183
		5,676,633
Canada — 7.5%
Agnico Eagle Mines Ltd.	4,945	288,920
Bank of Montreal	13,339	678,162
Bank of Nova Scotia (The)	25,430	1,019,392
Canadian Imperial Bank of Commerce	9,295	550,755
Canadian National Railway Company	15,019	1,241,981
Canadian Tire Corp. Ltd., Class A	1,281	89,882
CGI, Inc. (b)	5,083	324,151
Cronos Group, Inc. (b)	4,304	25,478
First Capital Real Estate Investment Trust	2,206	22,741
Gildan Activewear, Inc.	4,549	63,464
Magna International, Inc.	5,974	232,780
Metro, Inc.	5,308	218,383
Open Text Corporation	5,723	216,257
Rogers Communications, Inc., Class B	7,417	310,640
WSP Global, Inc.	2,256	151,388
		5,434,374
United Kingdom — 7.1%
Barratt Developments PLC	21,737	141,704
Berkeley Group Holdings PLC	2,531	132,854
Burberry Group PLC	8,731	151,594
Coca-Cola European Partners PLC	4,844	192,016
Croda International PLC	2,740	168,009
easyJet PLC	3,059	23,170

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
United Kingdom — (continued)
InterContinental Hotels Group PLC	3,651	$166,306
Intertek Group PLC	3,382	201,827
ITV PLC	72,245	69,370
J Sainsbury PLC	35,773	89,027
Johnson Matthey PLC	3,866	96,860
Kingfisher PLC	43,898	87,083
London Stock Exchange Group PLC	6,580	615,841
Marks & Spencer Group PLC	40,309	46,959
Mondi PLC	10,152	179,270
RELX PLC	40,831	921,181
Schroders PLC	2,503	83,595
Segro PLC	22,748	238,424
Standard Chartered PLC	56,190	287,100
Unilever PLC	23,321	1,200,797
Wm Morrison Supermarkets PLC	48,903	112,384
		5,205,371
Netherlands — 4.8%
Akzo Nobel NV	4,173	316,700
ASML Holding NV	8,924	2,606,668
CNH Industrial NV (b)	21,470	134,305
Koninklijke DSM NV	3,787	464,159
		3,521,832
Denmark — 4.7%
Coloplast A/S, Class B	2,479	390,995
Novo Nordisk A/S, Class B	37,090	2,365,954
Novozymes A/S	4,454	218,497
Pandora A/S	2,207	78,477
Vestas Wind Systems A/S	3,996	343,147
		3,397,070
Hong Kong — 2.3%
ASM Pacific Technology Ltd.	6,100	61,639
BOC Hong Kong Holdings Ltd.	77,500	237,858
Hang Seng Bank Ltd.	16,017	280,138
Hong Kong Exchanges & Clearing Ltd.	25,320	811,814

	SHARES	VALUE
Hong Kong — (continued)
MTR Corporation Ltd.	32,667	$180,986
Swire Pacific Ltd. A Shares	10,000	65,032
Swire Properties Ltd.	26,400	74,046
		1,711,513
Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	142,397	465,486
Ferrovial SA	10,105	253,037
Industria de Diseno Textil SA	22,762	583,012
		1,301,535
Sweden — 1.8%
Boliden AB	5,867	118,264
Electrolux AB	4,537	62,038
Essity AB, Class B (b)	12,688	411,007
ICA Gruppen AB	1,976	86,461
Skandinaviska Enskilda Banken AB, Class A	33,918	279,229
Tele2 AB B Shares	10,729	138,346
Telia Company AB	57,410	199,612
		1,294,957
Ireland — 1.4%
CRH PLC (c)	51	1,537
CRH PLC (d)	16,442	498,846
DCC PLC	2,106	149,749
Kerry Group PLC, Class A	3,331	382,198
		1,032,330
Singapore — 1.4%
Ascendas Real Estate Investment Trust	62,300	130,281
CapitaLand Ltd.	53,900	114,359
City Developments Ltd.	9,100	50,865
DBS Group Holdings Ltd.	37,449	527,231
Singapore Airlines Ltd.	11,000	47,565

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2020
(unaudited)	continued

	SHARES	VALUE
Singapore — (continued)
Singapore Exchange Ltd.	16,500	$112,512
		982,813
Belgium — 0.8%
KBC Group NV	5,175	280,707
Solvay SA	1,511	118,025
Umicore SA	4,134	179,177
		577,909
Norway — 0.8%
Mowi ASA	9,267	158,715
Orkla ASA	15,277	137,995
Schibsted ASA B Shares	2,086	40,515
Telenor ASA	14,935	229,087
		566,312
Jersey — 0.8%
Ferguson PLC	4,797	345,860
WPP PLC	26,705	207,199
		553,059
Finland — 0.7%
Metso OYJ	2,088	57,932
Orion Oyj, Class B	2,232	113,431
UPM-Kymmene OYJ	11,139	305,500
Wartsila OYJ Abp	9,173	67,334
		544,197
Italy — 0.7%
Intesa Sanpaolo SpA	310,758	485,259
New Zealand — 0.4%
Auckland International Airport Ltd.	24,395	90,087
Fletcher Building Ltd.	19,359	43,375
Meridian Energy Ltd.	28,376	77,317

	SHARES	VALUE
New Zealand — (continued)
Ryman Healthcare Ltd.	7,918	$57,761
		268,540
Israel — 0.2%
Bank Hapoalim BM	24,086	154,380
Portugal — 0.1%
Jeronimo Martins SGPS SA	5,413	91,773
Total Common Stocks
(Cost $72,991,612)		71,511,885
SHORT-TERM INVESTMENTS — 0.8%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $603,366)		603,366
Total Short-term Investments
(Cost $603,366)		603,366
TOTAL INVESTMENTS — 98.9%
(Cost $73,594,978)		72,115,251
Other Assets Less Liabilities — 1.1%		801,274
NET ASSETS — 100.0%		$72,916,525

(a)	Preference shares.
(b)	Non-income producing security.
(c)	Shares of this security are traded on the London Stock Exchange.
(d)	Shares of this security are traded on the Irish Stock Exchange.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.

4